Derivative financial instruments (Details 4) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Hedge instrument nominal value
Strategy
Hedge of exchange variation on future cash flows	[1]	R$ 1,919,177	R$ 1,375,232
Total		1,919,177	1,375,232
Hedge object accounting value
Strategy
Hedge of exchange variation on future cash flows	[1]	925,820	755,611
Total		925,820	755,611
Fair Value Accumulated Adjustments in shareholders' equity (gross of tax effects)
Strategy
Hedge of exchange variation on future cash flows	[1]	(388,674)	(269,039)
Total		(388,674)	(269,039)
Fair Value Accumulated Adjustments in shareholders' equity (net of tax effects)
Strategy
Hedge of exchange variation on future cash flows	[1]	(213,771)	(161,423)
Total		R$ (213,771)	R$ (161,423)

[1]	Whose functional currency is different from the Real, using Forward contracts, with the object of hedging the foreign investment referenced to MXN (Mexican Peso).